UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                              Washington, DC 20549

                                    FORM N-Q
             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                          MANAGEMENT INVESTMENT COMPANY
                         -------------------------------

Investment Company Act file number  811-6041

                       Central Europe & Russia Fund, Inc.
               (Exact name of registrant as specified in charter)


                                 345 Park Avenue
                               New York, NY 10154
               (Address of principal executive offices) (Zip code)


                                  Paul Schubert
                                 345 Park Avenue
                               New York, NY 10154
                     (Name and address of agent for service)

Registrant's telephone number, including area code:  (212) 454-7190
                                                     --------------

Date of fiscal year end:  10/31
                          -----

Date of reporting period: 01/31/06
                         ---------

Form N-Q is to be used by registered management investment companies, other than small business investment companies registered on Form N-5 (ss.ss. 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-4). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1.  SCHEDULE OF INVESTMENTS

THE CENTRAL EUROPE AND RUSSIA FUND, INC.
SCHEDULE OF INVESTMENTS -- JANUARY 31, 2006 (unaudited)

Shares          Description                                                                    Value
------          -----------                                                                    -----

INVESTMENTS IN RUSSIAN SECURITIES -- 48.6%
                Common Stocks -- 45.7%
                Commercial Banks -- 0.6%
         3,000  Sberbank                                                                   $  4,470,000
                                                                                           ------------
                Diversified Telecommunication
                     Services -- 0.4%
       200,000  Rostelecom (ADR)++                                                            2,710,000
                                                                                              ---------

                Food Products -- 0.8%
        75,000  Lebedyansky*                                                                  5,362,500
                                                                                              ---------

                Metals & Mining -- 7.5%
       416,000  JSC MMC Norilsk Nickel (ADR)                                                 37,232,000
       416,000  Polyus Gold Co Zao                                                           11,481,600
         3,500  Vyksa Metallurgical Plant*                                                    2,336,250
                                                                                              ---------
                                                                                             51,049,850
                                                                                             ----------
                Multi-Utilities -- 4.0%
       568,000  Unified Energy Systems (GDR)                                                 27,718,400
                                                                                             ----------

                Oil, Gas & Consumable Fuels -- 30.4%
       700,000  Gazprom                                                                       5,449,500
       918,000  Lukoil (ADR)                                                                 70,227,000
       250,000  Novatek Oao-Spons (GDR)                                                       7,247,500
       265,000  OAO Gazprom (ADR)                                                            22,684,000
     1,010,000  Surgutneftegaz (ADR)++                                                       69,387,000
       292,500  Tatneft (ADR)++                                                              25,301,250
     1,143,800  Tnk-Bp                                                                        3,683,036
       500,000  Ufimskij Npz                                                                  1,092,500
        52,000  Vostok Nafta Investment (SDR)*                                                3,189,011
                                                                                              ---------
                                                                                            208,260,797
                                                                                            -----------

                Personal Products -- 0.9%
       146,000  Kalina                                                                        6,332,750
                                                                                              ---------

                Wireless Telecommunication Services -- 1.1%
       140,000  Mobile Telesystems (GDR)                                                      5,191,200
        45,500  Vimpel Communications (ADR)*                                                  2,131,220
                                                                                              ---------
                                                                                              7,322,420
                                                                                              ---------
                Warrants -- 2.9%
                Commercial Banks -- 2.9%
         7,750  Transneft Warrant
                (expire 4/18/06)*
                (Cost $6,771,010)                                                            19,731,419
                                                                                             ----------

                Total Investments in
                Russian Securities
                (cost $153,437,825)                                                         332,958,136
                                                                                            -----------



Shares          Description                                                                   Value
------          -----------                                                                   -----

INVESTMENTS IN POLISH COMMON STOCKS-- 12.2%
                Building Products -- 0.6%
       850,950  Cersanit-Krasnystaw SA                                                     $  4,272,869
                                                                                           ------------

                Commercial Banks -- 2.9%
        81,746  Bank Pekao                                                                    4,559,341
       178,094  Bank Pekao (GDR)                                                              9,919,836
        38,000  Bank Pekao (GDR)+                                                             2,116,600
       350,000  Pko Bank Polski SA                                                            3,514,905
                                                                                              ---------
                                                                                             20,110,682
                                                                                             ----------

                Construction & Engineering -- 0.1%
        40,842  Budimex*                                                                        599,663
                                                                                                -------

                Diversified Financial Services -- 0.5%
        13,500  Bank Prezemyslowo-Handlowy                                                    3,303,566
                                                                                              ---------

                Diversified Telecommunication Services -- 2.3%
     1,670,207  Telekomunikacja Polska                                                       12,261,419
       490,000  Telekomunikacja Polska (GDR)+                                                 3,626,000
                                                                                              ---------
                                                                                             15,887,419
                                                                                             ----------
                Media -- 0.2%
        37,700  Tvn*                                                                            971,674
                                                                                                -------
                Metal & Mining -- 0.5%
       147,029  KGHM Polska Miedz                                                             3,411,020
                                                                                              ---------

                Oil, Gas & Consumable
                Fuels -- 4.1%
       736,102  Polski Koncern Naftowy                                                       14,925,096
       149,500  Polski Koncern Naftowy (GDR)                                                  6,039,800
       180,000  Polski Koncern Naftowy (GDR)+                                                 7,272,000
                                                                                              ---------
                                                                                             28,236,896
                                                                                             ----------

                Real Estate -- 1.0%
       109,018  Echo Investment*                                                              6,652,087
                                                                                              ---------
                Total Investments in Polish
                Common Stocks (cost $28,409,238)                                             83,445,876
                                                                                             ----------

INVESTMENTS IN HUNGARIAN COMMON STOCKS -- 5.9%
                Chemicals -- 0.3%
       193,000  Borsodchem                                                                    2,373,409
                                                                                              ---------

                Commercial Banks -- 2.0%
       337,400  OTP Bank                                                                     11,633,922
        25,000  OTP Bank (GDR)                                                                1,725,000
                                                                                              ---------
                                                                                             13,358,922
                                                                                             ----------






THE CENTRAL EUROPE AND RUSSIA FUND, INC.
SCHEDULE OF INVESTMENTS -- JANUARY 31, 2006 (unaudited) (continued)

Shares          Description                                                                     Value
------          -----------                                                                     -----

                Oil, Gas & Consumable Fuels -- 2.6%
       110,000  Mol Magyar Olaj-Es Gazipari                                                $ 11,431,809
        61,000  Mol Magyar Olaj-Es Gazipari (GDR)                                             6,386,700
                                                                                              ---------
                                                                                             17,818,509

                Pharmaceuticals -- 1.0%
        30,000  Gedeon Richter                                                                6,272,425
         4,300  Gedeon Richter (GDR)                                                            898,700
                                                                                                -------

                                                                                             $7,171,125
                                                                                             ----------
                Total Investments in Hungarian
                Common Stocks
                (cost $10,783,177)                                                           40,721,965
                                                                                             ----------


INVESTMENTS IN CZECH REPUBLIC COMMON STOCKS -- 4.6%
                Commercial Banks -- 0.8%
         4,500  Komercni Banka                                                                  666,952
        89,996  Komercni Banka (GDR)                                                          4,499,800
                                                                                              ---------
                                                                                              5,166,752
                                                                                              ---------

                Multi-Utilities -- 3.8%
       750,000  Ceske Energeticke Zavody                                                     26,170,486
                                                                                             ----------

                Total Investments in Czech
                Republic Common Stocks
                (cost $3,984,712)                                                            31,337,238
                                                                                             ----------

INVESTMENTS IN TURKISH COMMON STOCKS -- 12.4%
                Building Products -- 0.7%
     1,128,568  Trakya Cam Sanayii                                                            4,654,329
                                                                                              ---------

                Commercial Banks -- 1.9%
       316,420  Denizbank*                                                                    2,705,672
       694,427  Finansbank*                                                                   3,941,127
       500,000  Turkiye Sinai Kalkinma Bank                                                   2,137,722
       692,850  Turkiye Vakiflar Bankasi T-D*                                                 4,299,183
                                                                                              ---------
                                                                                             13,083,704
                                                                                             ----------

                Construction & Engineering -- 0.0%
        35,000  Izocam Ticaret Ve Sanayi As                                                     267,499
                                                                                                -------

                Diversified Financial Services -- 7.4%
     1,825,000  Akbank                                                                       15,881,574
       400,000  Haci Omer Sabanci Holding                                                     3,087,401
     1,416,356  Turkiye Garanti Bankasi*                                                      6,537,852
     2,456,000  Turkiye Is Bankasi                                                           22,301,930
       550,000  Yapi Ve Kredi Bankasi*                                                        3,059,024
                                                                                              ---------
                                                                                             50,867,781
                                                                                             ----------



Shares          Description                                                                     Value
------          -----------                                                                     -----

                Food & Staples Retailing -- 0.2%
        53,200  Bim Birlesik Magazalar*                                                   $  1,630,420
                                                                                          ------------

                Industrial Conglomerates -- 0.4%
       600,000  Dogan Sirketler Grubu Holdings*                                               2,383,655
                                                                                              ---------

                Insurance -- 0.6%
       805,000  Anadolu Hayat Emeklilik Ord                                                   3,929,058
                                                                                              ---------

                Oil, Gas & Consumable Fuels -- 0.6%
       200,000  Turpras Petrol Rafinerileri                                                   4,161,937
                                                                                              ---------

                Wireless Telecommunication Services -- 0.6%
       575,998  Turkcell Iletisim Hizmetleri                                                  3,944,598
                                                                                              ---------

                Total Investments in Turkish
                Common Stocks
                (cost $40,998,353)                                                           84,922,981
                                                                                             ----------

INVESTMENTS IN AUSTRIAN COMMON STOCKS -- 2.4%
                Commercial Banks -- 2.4%
       146,740  Erste Bank Der Oester Spark                                                   8,179,428
        39,131  Erste Bank Ord-Temp*                                                          2,151,737
        94,200  Wiener Staedt Vers                                                            5,905,146
                                                                                              ---------
                                                                                             16,236,311

                Total Investments in Austrian
                Common Stocks (cost $10,453,018)                                             16,236,311
                                                                                             ----------

INVESTMENTS IN DUTCH COMMON STOCKS -- 0.9%
                Beverages -- 0.4%
        73,000  Efes Breweries International (GDR)                                            2,752,100
                                                                                              ---------

                Food & Staples Retailing -- 0.5%
       219,700  Pyaterochka Holding (GDR)                                                     3,449,290
                                                                                              ---------

                Total Investments in Dutch
                Common Stocks
                (cost $5,117,505)                                                             6,201,390
                                                                                              ---------






THE CENTRAL EUROPE AND RUSSIA FUND, INC.
SCHEDULE OF INVESTMENTS -- JANUARY 31, 2006 (unaudited) (continued)

Shares           Description                                                                  Value
------           -----------                                                                  -----

INVESTMENTS IN CYPRUS COMMON STOCKS -- 0.5%
                 Oil, Gas & Consumable Fuels -- 0.5%
        700,000  Urals Energy Public Co Ltd (Cost $3,204,250)                              $  3,422,265
                                                                                           ------------

                 Securities Lending Collateral -- 9.1%
     62,016,000  Daily Assets Fund
                 Institutional, 4.34%+++
                 (cost $62,016,000)                                                        $ 62,016,000
                                                                                           ------------

                 Total Investments--96.6%
                 (cost $318,404,078)                                                      $ 661,262,162
                                                                                          -------------
                 Cash and other assets in
                 excess of liabilities--3.4%                                                 23,485,477
                                                                                             ----------

                 NET ASSETS--100.0%                                                       $ 684,747,639
                                                                                          -------------

---------------

*        Non-income producing security.
+        144A - Restricted to resale to institutional investors only.
++       All or a portion of these securities were on loan. The value of all securities loaned at January 31, 2006 amounted to $59,348,910, which is 8.7% of the net assets.
+++      Represents collateral held in connection with securities lending. Daily Assets Fund Institutional, an affiliated fund, is managed by Deutsche Asset Management, Inc. The rate shown is the annualized seven-day yield at period end.

Key
     ADR -- American Depository Receipt
     GDR -- Global Depository Receipt
     SDR -- Swedish Depository Receipt

                                   SIGNATURES
                                   ----------

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:                         The Central Europe and Russia Fund,
                                    a series of Central Europe & Russia
                                    Fund, Inc.


By:                                 /s/Vincent J. Esposito
---                                 ----------------------
                                    Vincent J. Esposito
                                    President

Date:                               March 21, 2006


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

Registrant:                         The Central Europe and Russia Fund, a series
                                    of Central Europe & Russia Fund, Inc.


By:                                 /s/Vincent J. Esposito
---                                 ----------------------
                                    Vincent J. Esposito
                                    President

Date:                               March 21, 2006



By:                                 /s/Paul Schubert
---                                 ----------------
                                    Paul Schubert
                                    Chief Financial Officer and Treasurer

Date:                               March 21, 2006